Derivatives and Hedging - Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent [Line Items]
Fair value of derivatives assets	$ 2	$ 1
Fair value of derivatives liabilities		605
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	$ (651)	(609)
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	Financial income, net
Israeli Shekel / U.S. Dollar [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent [Line Items]
Currency hedged	$ 311	$ 20,038